Van Eck Global
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                                                                    May 13, 1999




Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549



             Re: VAN ECK WORLDWIDE INSURANCE TRUST
                 Prospectus Supplement-Rule 497
                 File Nos. 33-13019 and 811-5083
                 --------------------------------



Ladies/Gentlemen:

     Enclosed for filing pursuant to Rule 497 under the Securities Act of 1933, please find a Prospectus Supplement dated May 13, 1999 with regard to the above-referenced Registrant's Van Eck Worldwide Insurance Trust Prospectus dated May 1, 1999.

     If you have any questions or comments, please do not hesitate to contact the undersigned at (212) 293-2031.


                                                  Sincerely,

                                                  /s/ Thomas Elwood
                                                  ---------------------------
                                                  Thomas Elwood
                                                  Vice President




99 Park Avenue New York, NY 10016        tel 212.687.5200       fax 212.687.5248


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                            PROSPECTUS SUPPLEMENT TO
                  VAN ECK WORLDWIDE INSURANCE TRUST PROSPECTUS
                               DATED MAY 1, 1999




AMENDMENT TO THE PROSPECTUS

Effective May 13, 1999, the Adviser has voluntarily agreed to limit the Worldwide Emerging Markets Fund's total annual operating expenses to 1.30% of the Fund's average daily net assets.




                    PROSPECTUS SUPPLEMENT DATED MAY 13, 1999